Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Revenue breakdown
Revenue	$ 39,898	¥ 250,266	¥ 158,273	¥ 101,143
Customer management services
Revenue breakdown
Revenue		128,898	89,287	57,148
Commission
Revenue breakdown
Revenue		52,411	37,848	27,793
Cainiao logistics services
Revenue breakdown
Revenue		6,759
Core commerce
Revenue breakdown
Revenue		214,020	133,880	92,335
Core commerce | Cainiao logistics services
Revenue breakdown
Revenue		6,759
Core commerce | Others
Revenue breakdown
Revenue		2,697	755	385
Core commerce | PRC | Retail
Revenue breakdown
Revenue		176,559	114,109	80,033
Core commerce | PRC | Retail | Customer management services
Revenue breakdown
Revenue		114,285	77,530	52,396
Core commerce | PRC | Retail | Commission
Revenue breakdown
Revenue		46,525	34,066	25,829
Core commerce | PRC | Retail | Others
Revenue breakdown
Revenue		15,749	2,513	1,808
Core commerce | PRC | Wholesale
Revenue breakdown
Revenue		7,164	5,679	4,288
Core commerce | International | Retail
Revenue breakdown
Revenue		14,216	7,336	2,204
Core commerce | International | Wholesale
Revenue breakdown
Revenue		6,625	6,001	5,425
Cloud computing
Revenue breakdown
Revenue		13,390	6,663	3,019
Digital media and entertainment
Revenue breakdown
Revenue		19,564	14,733	3,972
Innovation initiatives and others
Revenue breakdown
Revenue		¥ 3,292	¥ 2,997	¥ 1,817